Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 62.68%
ASSET-BACKED SECURITIES — 6.07%**
AMMC CLO 19 Ltd., Series 2016-19A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.36%	10/16/28	[1,2,3]	$15,000	$14,761
AMMC CLO XIV Ltd., Series 2014-14A,
Class A1LR (Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
2.24%	07/25/29	[1,2,3]	10,000	9,835
Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5
8.06%	09/01/29	[4]	152,989	52,858
Corevest American Finance Trust,
Series 2019-3, Class XA (IO)
2.19%	10/15/52	[3,4]	971,785	82,730
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.12%	04/15/29	[1,2,3]	64,000	62,827
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.59%	08/15/30	[1,2,3]	10,000	9,848
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
0.83%	08/27/46	[2,3]	67,480	62,595
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[3]	51,014	56,846
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73	[3]	52,452	56,809
Nelnet Student Loan Trust, Series 2015-3A,
Class A3
(LIBOR USD 1-Month plus 0.90%)
1.08%	06/25/54	[2,3]	100,000	94,551
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1 (Cayman Islands)
1.92%	10/24/27	[1,2,3]	34,725	34,173
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
2.66%	04/20/28	[1,2,3]	10,000	9,705
PHEAA Student Loan Trust, Series 2014-3A,
Class A
(LIBOR USD 1-Month plus 0.59%)
0.77%	08/25/40	[2,3]	48,693	46,798
Rockford Tower CLO Ltd., Series 2017-2A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
2.24%	10/15/29	[1,2,3]	55,000	53,908

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.50%)
1.49%	07/25/39	[2]	$70,013	$61,565
SLM Student Loan Trust, Series 2007-2,
Class B
(LIBOR USD 3-Month plus 0.17%)
1.16%	07/25/25	[2]	115,000	90,020
SLM Student Loan Trust, Series 2008-5,
Class A4
(LIBOR USD 3-Month plus 1.70%)
2.69%	07/25/23	[2]	9,650	9,501
SLM Student Loan Trust, Series 2008-7,
Class A4
(LIBOR USD 3-Month plus 0.90%)
1.89%	07/25/23	[2]	19,553	18,479
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83	[2]	10,000	8,792
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
2.35%	07/17/28	[1,2,3]	10,000	9,879

Total Asset-Backed Securities
(Cost $874,935)				846,480

CORPORATES — 23.13%*
Banking — 1.79%
Bank of America Corp.
2.59%	04/29/31	[4]	5,000	5,306
Bank of America Corp. (MTN)
1.32%	06/19/26	[4]	5,000	5,018
2.88%	10/22/30	[4]	5,000	5,414
4.08%	03/20/51	[4]	30,000	37,247
Comerica, Inc.
5.63%	10/01/68	[4]	15,000	15,263
Fifth Third Bancorp
2.55%	05/05/27		10,000	10,729
JPMorgan Chase & Co.
2.18%	06/01/28	[4]	20,000	20,729
2.52%	04/22/31	[4]	5,000	5,292
3.20%	06/15/26		5,000	5,554
Lloyds Banking Group PLC
(United Kingdom)
3.87%	07/09/25	[1,4]	30,000	32,626
Santander UK Group Holdings PLC
(United Kingdom)
4.80%	11/15/24	[1,4]	35,000	38,759
Wells Fargo & Co.
3.07%	04/30/41	[4]	15,000	15,705

June 2020 / 1

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co. (MTN)
2.39%	06/02/28	[4]	$15,000	$15,513
2.57%	02/11/31	[4]	15,000	15,707
5.01%	04/04/51	[4]	15,000	20,912

				249,774

Communications — 3.37%
AT&T, Inc.
4.35%	06/15/45		55,000	61,771
4.50%	03/09/48		15,000	17,503
CCO Holdings LLC/CCO Holdings
Capital Corp.
4.50%	08/15/30	[3]	8,000	8,240
4.50%	05/01/32	[3]	77,000	78,180
Charter Communications Operating LLC/
Charter Communications Operating Capital
5.38%	05/01/47		26,000	30,938
Intelsat Jackson Holdings SA (Luxembourg)[5]
8.50%	10/15/24	[1,3,6]	20,000	12,225
9.75%	07/15/25	[1,3,6]	35,000	21,558
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[1]	5,000	7,323
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28	[3]	70,000	80,749
T-Mobile USA, Inc.
2.55%	02/15/31	[3]	25,000	25,151
3.88%	04/15/30	[3]	8,000	8,919
4.38%	04/15/40	[3]	15,000	17,416
Verizon Communications, Inc.
3.15%	03/22/30		5,000	5,620
4.13%	03/16/27		5,000	5,901
Virgin Media Secured Finance PLC
(United Kingdom)
5.50%	05/15/29	[1,3]	36,000	37,685
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[1]	5,000	5,951
Walt Disney Co. (The)
2.65%	01/13/31		10,000	10,642
3.60%	01/13/51		30,000	33,577

				469,349

Consumer Discretionary — 0.78%
Anheuser-Busch InBev Worldwide, Inc.
4.50%	06/01/50		25,000	29,767
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[1,3]	5,000	5,663
Colt Merger Sub, Inc.
6.25%	07/01/25	[3]	32,000	31,931

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Reynolds American, Inc.
4.45%	06/12/25		$10,000	$11,275
5.70%	08/15/35		10,000	12,348
5.85%	08/15/45		15,000	18,513

				109,497

Electric — 0.57%
Evergy, Inc.
4.85%	06/01/21		20,000	20,552
Eversource Energy, Series O
4.25%	04/01/29		8,000	9,386
Pennsylvania Electric Co.
4.15%	04/15/25	[3]	5,000	5,585
Public Service Co. of New Mexico
3.85%	08/01/25		40,000	44,046

				79,569

Energy — 2.73%
Antero Resources Corp.
5.00%	03/01/25		15,000	8,897
5.63%	06/01/23		7,000	4,480
BP Capital Markets America, Inc.
3.63%	04/06/30		10,000	11,370
Energy Transfer Operating LP
4.75%	01/15/26		10,000	10,857
4.90%	03/15/35		20,000	20,351
EQT Corp.
3.90%	10/01/27		5,000	4,083
Exxon Mobil Corp.
3.48%	03/19/30		10,000	11,404
4.23%	03/19/40		10,000	12,052
4.33%	03/19/50		20,000	25,057
Hess Corp.
5.60%	02/15/41		20,000	21,014
Kinder Morgan Energy Partners LP
3.50%	09/01/23		8,000	8,547
4.25%	09/01/24		5,000	5,508
NGPL PipeCo LLC
4.38%	08/15/22	[3]	25,000	25,803
Petroleos Mexicanos (Mexico)
5.95%	01/28/31	[1,3]	5,000	4,127
6.63%	06/15/35	[1]	5,000	4,081
6.75%	09/21/47	[1]	15,000	11,559
6.95%	01/28/60	[1,3]	5,000	3,857
7.69%	01/23/50	[1,3]	15,000	12,570
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		18,000	19,411

2 / June 2020

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Rockies Express Pipeline LLC
4.95%	07/15/29	[3]	$35,000	$32,649
Sabine Pass Liquefaction LLC
5.75%	05/15/24		5,000	5,657
Spectra Energy Partners LP
4.75%	03/15/24		10,000	11,180
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		28,000	27,571
TC PipeLines LP
3.90%	05/25/27		20,000	21,170
4.38%	03/13/25		8,000	8,617
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[1,3]	35,000	30,275
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	09/01/27		8,000	7,648
Williams Cos., Inc. (The)
4.30%	03/04/24		10,000	10,949

				380,744

Entertainment — 0.12%
Live Nation Entertainment, Inc.
4.75%	10/15/27	[3]	19,000	16,389

Finance — 2.51%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.88%	01/23/28	[1]	5,000	4,513
4.50%	05/15/21	[1]	10,000	10,063
5.00%	10/01/21	[1]	25,000	25,293
Air Lease Corp.
2.25%	01/15/23		25,000	24,731
Citigroup, Inc.
2.57%	06/03/31	[4]	20,000	20,712
4.41%	03/31/31	[4]	15,000	17,819
Ford Motor Credit Co. LLC
3.20%	01/15/21		30,000	29,700
3.81%	10/12/21		6,000	5,964
4.25%	09/20/22		30,000	29,519
5.60%	01/07/22		5,000	5,053
5.75%	02/01/21		10,000	10,097
(LIBOR USD 3-Month plus 0.81%)
1.11%	04/05/21	[2]	5,000	4,816
GE Capital International Funding Co.
(Ireland)
4.42%	11/15/35	[1]	5,000	5,033
General Motors Financial Co., Inc.
3.20%	07/06/21		30,000	30,338
4.38%	09/25/21		10,000	10,273

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
2.60%	02/07/30		$5,000	$5,262
3.69%	06/05/28	[4]	5,000	5,602
3.81%	04/23/29	[4]	5,000	5,674
Morgan Stanley (GMTN)
4.43%	01/23/30	[4]	15,000	17,944
Nationwide Building Society
(United Kingdom)
3.77%	03/08/24	[1,3,4]	10,000	10,546
4.36%	08/01/24	[1,3,4]	25,000	27,069
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[1,3]	30,000	27,386
5.50%	02/15/24	[1,3]	5,000	4,578
Raymond James Financial, Inc.
4.65%	04/01/30		10,000	11,942

				349,927

Food — 0.79%
Campbell Soup Co.
4.15%	03/15/28		10,000	11,622
Conagra Brands, Inc.
4.85%	11/01/28		10,000	12,023
(LIBOR USD 3-Month plus 0.50%)
0.77%	10/09/20	[2]	10,000	10,006
Kraft Heinz Foods Co.
4.38%	06/01/46		15,000	14,739
4.88%	10/01/49	[3]	20,000	20,748
5.00%	07/15/35		10,000	11,023
6.88%	01/26/39		10,000	12,460
7.13%	08/01/39	[3]	5,000	6,302
Kroger Co. (The)
4.50%	01/15/29		5,000	6,113
Smithfield Foods, Inc.
5.20%	04/01/29	[3]	5,000	5,414

				110,450

Gaming — 0.54%
Churchill Downs, Inc.
5.50%	04/01/27	[3]	77,000	75,408

Health Care — 4.27%
AbbVie, Inc.
3.85%	06/15/24	[3]	10,000	10,965
4.05%	11/21/39	[3]	5,000	5,857
4.25%	11/21/49	[3]	35,000	42,469
Aetna, Inc.
3.50%	11/15/24		10,000	10,849
Amgen, Inc.
4.66%	06/15/51		5,000	6,676

June 2020 / 3

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	$10,000	$11,695
4.88%	06/25/48	[3]	45,000	57,630
Becton Dickinson and Co.
3.73%	12/15/24		10,000	11,038
Centene Corp.
3.38%	02/15/30		42,000	42,460
4.75%	05/15/22		55,000	55,741
Cigna Corp.
2.40%	03/15/30		16,000	16,623
3.40%	03/01/27	[3]	10,000	11,025
4.90%	12/15/48		15,000	19,805
CVS Health Corp.
5.05%	03/25/48		30,000	39,309
(LIBOR USD 3-Month plus 0.72%)
1.03%	03/09/21	[2]	10,000	10,039
Elanco Animal Health, Inc.
5.02%	08/28/23		29,000	30,577
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	10,000	10,066
HCA, Inc.
4.13%	06/15/29		20,000	22,102
5.00%	03/15/24		10,000	11,117
5.25%	06/15/49		10,000	12,009
NYU Langone Hospitals, Series 2020
3.38%	07/01/55		25,000	25,043
Partners Healthcare System, Inc.,
Series 2020
3.34%	07/01/60		10,000	10,747
Tenet Healthcare Corp.
4.63%	09/01/24	[3]	43,000	42,530
UnitedHealth Group, Inc.
2.90%	05/15/50		10,000	10,581
3.70%	08/15/49		5,000	5,953
Upjohn, Inc.
1.13%	06/22/22	[3]	40,000	40,251
Zimmer Biomet Holdings, Inc.
3.55%	03/20/30		20,000	21,644

				594,801

Industrials — 1.13%
BAE Systems PLC (United Kingdom)
3.40%	04/15/30	[1,3]	10,000	10,914
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
0.92%	05/05/26	[2]	60,000	52,631
(LIBOR USD 3-Month plus 0.48%)
0.87%	08/15/36	[2]	52,000	33,657

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
General Electric Co., Series A (MTN)
6.75%	03/15/32		$30,000	$36,527
PowerTeam Services LLC
9.03%	12/04/25	[3]	15,000	15,307
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75%	04/15/26	[1,3]	9,000	8,561

				157,597

Information Technology — 0.72%
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.63%	01/15/24		5,000	5,382
Dell International LLC/EMC Corp.
4.42%	06/15/21	[3]	5,000	5,140
Fiserv, Inc.
2.65%	06/01/30		10,000	10,618
Intel Corp.
4.75%	03/25/50		25,000	35,403
SS&C Technologies, Inc.
5.50%	09/30/27	[3]	43,000	43,825

				100,368

Insurance — 0.64%
Aon Corp.
2.80%	05/15/30		15,000	16,072
Berkshire Hathaway Finance Corp.
4.25%	01/15/49		10,000	12,870
Metropolitan Life Global Funding I
2.95%	04/09/30	[3]	15,000	16,459
New York Life Insurance Co.
3.75%	05/15/50	[3]	15,000	16,987
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[3,4]	25,000	26,563

				88,951

Materials — 0.13%
International Flavors & Fragrances, Inc.
5.00%	09/26/48		15,000	17,528

Real Estate Investment Trust (REIT) — 1.55%
American Campus Communities
Operating Partnership LP
2.85%	02/01/30		10,000	9,668
Boston Properties LP
2.75%	10/01/26		10,000	10,678
3.25%	01/30/31		10,000	10,807
Crown Castle International Corp.
3.30%	07/01/30		35,000	38,576

4 / June 2020

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		$5,000	$5,259
3.45%	11/15/29		30,000	31,243
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		5,000	4,981
4.00%	01/15/31		15,000	14,912
5.25%	06/01/25		5,000	5,462
5.38%	11/01/23		10,000	10,692
5.75%	06/01/28		10,000	11,046
Healthcare Trust of America Holdings LP
3.70%	04/15/23		30,000	31,408
Healthpeak Properties, Inc.
3.40%	02/01/25		25,000	26,977
Hudson Pacific Properties LP
3.95%	11/01/27		5,000	5,190

				216,899

Retail — 0.17%
Alimentation Couche-Tard, Inc. (Canada)
3.80%	01/25/50	[1,3]	20,000	20,809
Rite Aid Corp.
6.13%	04/01/23	[3]	3,000	2,922

				23,731

Services — 0.58%
Emory University, Series 2020
2.14%	09/01/30		10,000	10,423
GFL Environmental, Inc. (Canada)
5.13%	12/15/26	[1,3]	18,000	18,650
IHS Markit Ltd. (Bermuda)
4.75%	02/15/25	[1,3]	20,000	22,462
5.00%	11/01/22	[1,3]	10,000	10,738
Waste Pro USA, Inc.
5.50%	02/15/26	[3]	20,000	19,148

				81,421

Transportation — 0.74%
American Airlines Pass-Through Trust,
Series 2016-2, Class A
3.65%	06/15/28		41,600	34,015
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		3	3
Continental Airlines Pass-Through Trust,
Series 2001-1, Class A1
6.70%	06/15/21		3,003	2,945
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28		25,000	23,965

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75%	05/15/32		$29,634	$26,569
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		16,540	15,167

				102,664

Total Corporates
(Cost $3,116,759)				3,225,067

MORTGAGE-BACKED — 32.73%**
Non-Agency Commercial
Mortgage-Backed — 12.50%
20 Times Square Trust,
Series 2018-20TS, Class G
3.20%	05/15/35	[3,4]	5,000	4,093
Banc of America Commercial Mortgage
Trust, Series 2015-UBS7, Class XE (IO)
1.25%	09/15/48	[3,4]	500,000	21,348
BANK, Series 2017-BNK5, Class XA (IO)
1.22%	06/15/60	[4]	141,673	7,002
BBCMS Mortgage Trust,
Series 2015-SRCH, Class D
5.12%	08/10/35	[3,4]	70,000	74,165
BBCMS Mortgage Trust,
Series 2017-C1, Class XA (IO)
1.66%	02/15/50	[4]	141,578	9,942
BBCMS Mortgage Trust,
Series 2020-C6, Class F5TB
3.69%	02/15/53	[3,4]	75,000	72,484
BB-UBS Trust,
Series 2012-SHOW, Class XA (IO)
0.73%	11/05/36	[3,4]	575,000	13,913
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT, Class X (IO)
1.54%	04/10/29	[3,4]	1,280,000	6,364
Commercial Mortgage Trust,
Series 2012-CR1, Class XA (IO)
2.03%	05/15/45	[4]	756,853	19,563
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.85%	10/15/45	[4]	804,529	27,124
Commercial Mortgage Trust,
Series 2012-LC4, Class XB (IO)
0.64%	12/10/44	[3,4]	1,800,000	15,694
Commercial Mortgage Trust,
Series 2014-CR19, Class XC (IO)
0.85%	08/10/47	[3,4]	1,200,000	31,305
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.03%	09/10/47	[4,7,8]	745,904	20,895

June 2020 / 5

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
DBUBS Mortgage Trust,
Series 2011-LC1A, Class XB (IO)
0.38%	11/10/46	[3,4]	$300,000	$571
DBUBS Mortgage Trust,
Series 2011-LC3A, Class XA (IO)
0.34%	08/10/44	[3,4]	25,083,857	38,716
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.23%	08/10/43	[3,4]	17,284,364	209,179
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.81%	03/10/44	[3,4]	3,065,502	5,526
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
1.49%	08/10/44	[3,4]	4,391,173	41,269
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
2.10%	11/10/45	[4]	688,855	25,044
GS Mortgage Securities Trust,
Series 2015-GS1, Class XA (IO)
0.92%	11/10/48	[4]	958,562	33,913
GS Mortgage Securities Trust,
Series 2016-GS2, Class XA (IO)
1.80%	05/10/49	[4]	344,024	21,844
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04%	12/10/41	[3,4]	85,000	75,497
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C19, Class XA (IO)
0.90%	04/15/47	[4]	1,799,300	32,211
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C2, Class XA (IO)
1.82%	06/15/49	[4]	337,543	18,863
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3,
Class XA (IO)
1.14%	02/15/46	[3,4]	16,052,270	52,338
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-LC9,
Class XA (IO)
1.65%	12/15/47	[4]	1,791,526	50,785
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-C10,
Class XA (IO)
1.11%	12/15/47	[4]	1,249,813	26,651
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-ACE, Class XA (IO)
0.47%	01/10/37	[3,4]	2,000,000	26,427
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-LOOP,
Class XB (IO)
0.25%	12/05/38	[3,4]	2,010,000	27,934

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-NNN,
Class XAFX (IO)
1.88%	01/16/37	[3,4]	$450,000	$32,432
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-NNN,
Class XBFX (IO)
0.57%	01/16/37	[3,4]	1,450,000	32,712
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C5, Class XC (IO)
0.14%	08/15/45	[3,4]	35,000,000	81,907
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class XA (IO)
0.87%	10/15/47	[4]	116,835	2,543
Morgan Stanley Capital I Trust,
Series 2011-C2, Class XB (IO)
0.39%	06/15/44	[3,4]	21,644,659	175,644
Morgan Stanley Capital I Trust,
Series 2012-C4, Class XA (IO)
2.25%	03/15/45	[3,4]	684,867	16,801
MSBAM Commercial Mortgage Securities
Trust, Series 2012-CKSV, Class XA (IO)
1.19%	10/15/30	[3,4]	1,130,644	20,797
Natixis Commercial Mortgage Securities
Trust, Series 2018-ALXA, Class E
4.46%	01/15/43	[3,4]	70,000	68,627
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class XA (IO)
1.76%	12/10/45	[3,4]	781,381	22,086
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class XA (IO)
1.91%	10/15/45	[3,4]	901,569	27,507
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class XF (IO)
1.89%	04/15/50	[3,4]	415,000	22,448
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class XA (IO)
0.98%	02/15/44	[3,4]	1,035,354	2,381
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA (IO)
1.48%	03/15/44	[3,4]	2,217,537	16,501
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.68%	12/15/45	[3,4]	1,177,145	36,560
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XB (IO)
0.56%	12/15/45	[3,4]	4,000,000	44,792
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XB (IO)
0.15%	06/15/45	[3,4]	29,387,219	67,497

6 / June 2020

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2014-C24, Class XA (IO)
0.98%	11/15/47	[4]	$2,309,331	$60,361

				1,742,256

Non-Agency Mortgage-Backed — 10.69%
Alternative Loan Trust,
Series 2007-16CB, Class 1A7
6.00%	08/25/37		11,822	11,643
American Home Mortgage Assets Trust,
Series 2006-6, Class XP (IO)
3.18%	12/25/46	[4,7,8]	489,347	45,103
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
0.46%	03/25/46	[2]	22,148	19,901
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50%	03/25/36		11,557	10,913
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
0.33%	05/26/36	[2,3]	36,716	35,609
Banc of America Funding Trust,
Series 2015-R4, Class 5A1
(LIBOR USD 1-Month plus 0.15%)
0.32%	10/25/36	[2,3]	23,895	22,981
Bear Stearns ALT-A Trust, Series 2004-6,
Class 1A
(LIBOR USD 1-Month plus 0.64%)
0.82%	07/25/34	[2]	4,527	4,541
Bear Stearns ARM Trust, Series 2004-3,
Class 2A
3.27%	07/25/34	[4]	12,485	12,258
Bombardier Capital Mortgage Securitization
Corp., Series 2000-A, Class A4
8.29%	06/15/30	[4]	142,144	45,086
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF1, Class A2C
(STEP-reset date 08/25/20)
4.83%	03/25/36		38,645	25,359
Citigroup Mortgage Loan Trust, Inc.,
Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
0.37%	06/25/47	[2,3]	12,336	12,286
CitiMortgage Alternative Loan Trust,
Series 2007-A3, Class 1A7
5.75%	03/25/37		46,865	47,211
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-14,
Class A3
6.25%	09/25/37		30,704	25,128

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB7,
Class A4
(LIBOR USD 1-Month plus 0.16%)
0.34%	10/25/36	[2]	$54,929	$42,397
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-MH1,
Class B1 (STEP-reset date 08/25/20)
6.25%	10/25/36	[3]	61,000	60,674
Fremont Home Loan Trust, Series 2005-E,
Class 2A4
(LIBOR USD 1-Month plus 0.33%)
0.51%	01/25/36	[2]	31,710	30,148
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.24%)
0.42%	08/25/45	[2]	9,775	9,103
GSAA Trust, Series 2007-3, Class 2A1B
(LIBOR USD 1-Month plus 0.10%)
0.28%	03/25/47	[2]	166,316	12,647
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
4.07%	09/25/35	[4]	7,564	7,529
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.34%)
0.53%	06/20/35	[2]	23,375	20,911
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2X (IO)
2.58%	06/20/35	[3,4,7,8]	1,714,130	109,255
IndyMac Index Mortgage Loan Trust,
Series 2007-F2, Class 1A4
6.00%	07/25/37		12,535	12,276
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6
(STEP-reset date 08/25/20)
4.85%	11/25/36		40,349	41,369
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class M1
6.63%	04/15/40	[4]	59,743	63,573
Lehman Mortgage Trust, Series 2006-7,
Class 2A5 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
6.37%	11/25/36	[2,7,8]	213,473	78,075
Lehman Mortgage Trust, Series 2007-5,
Class 10A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.34%, 6.34% Cap)
6.16%	06/25/37	[2,7,8]	281,227	56,946
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A3
(LIBOR USD 1-Month plus 0.40%)
0.58%	03/25/35	[2]	33,373	31,903

June 2020 / 7

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2004-B, Class A1
(LIBOR USD 1-Month plus 0.50%)
0.68%	05/25/29	[2]	$21,387	$20,386
Mid-State Capital Corp., Series 2005-1,
Class A
5.75%	01/15/40		9,527	10,327
Mid-State Capital Corp., Series 2006-1,
Class A
5.79%	10/15/40	[3]	58,176	62,818
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		4,297	4,623
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
0.43%	06/25/37	[2]	35,000	32,190
Nomura Resecuritization Trust,
Series 2015-5R, Class 4A1
(LIBOR USD 1-Month plus 0.14%)
2.33%	07/26/37	[2,3]	16,174	16,172
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A2
5.01%	08/01/20	[4]	18,594	19,008
Park Place Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2005-WCH1, Class M4
(LIBOR USD 1-Month plus 1.25%)
1.43%	01/25/36	[2]	24,365	24,307
Residential Asset Mortgage Products Trust,
Series 2006-EFC2, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.40%	12/25/36	[2]	100,000	91,568
Residential Asset Securitization Trust,
Series 2003-A15, Class 1A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.55%, 7.55% Cap)
7.37%	02/25/34	[2,7,8]	724,647	96,207
Residential Asset Securitization Trust,
Series 2005-A6CB, Class A1
5.50%	06/25/35		55,539	47,333
Residential Asset Securitization Trust,
Series 2006-A12, Class A1
6.25%	11/25/36		72,860	44,081
Residential Asset Securitization Trust,
Series 2007-A3, Class 1A4
5.75%	04/25/37		65,242	45,669
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-1, Class 4A1
3.77%	02/25/34	[4]	2,469	2,461
Structured Asset Mortgage Investments II
Trust, Series 2006-AR2, Class A1
(LIBOR USD 1-Month plus 0.23%)
0.41%	02/25/36	[2]	28,080	24,499

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-2, Class 1A6
6.00%	03/25/36		$38,057	$38,307
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR4, Class 2A1
4.02%	04/25/36	[4]	16,791	15,722

				1,490,503

U.S. Agency Commercial
Mortgage-Backed — 5.02%
Fannie Mae-Aces, Series 2016-M11,
Class X2 (IO)
2.83%	07/25/39	[4]	1,030,145	44,684
Fannie Mae-Aces, Series 2016-M2,
Class X3 (IO)
2.05%	04/25/36	[4]	800,639	17,150
Fannie Mae-Aces, Series 2016-M4,
Class X2 (IO)
2.71%	01/25/39	[4]	1,322,472	91,556
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K013,
Class X1 (IO)
0.64%	01/25/21	[4]	44,086,476	90,523
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K017,
Class X3 (IO)
2.27%	12/25/39	[4]	2,147,000	66,300
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K022,
Class X3 (IO)
1.87%	08/25/40	[4]	900,000	31,948
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K031,
Class X3 (IO)
1.71%	07/25/41	[4]	1,170,000	50,820
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K037,
Class X3 (IO)
2.28%	01/25/42	[4]	390,000	27,901
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K715,
Class X1 (IO)
1.24%	01/25/21	[4]	4,188,649	14,774
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KLU1,
Class X3 (IO)
4.10%	01/25/31	[4]	346,498	66,361
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS05,
Class X (IO)
0.76%	01/25/23	[4]	4,766,714	73,352
FREMF Mortgage Trust, Series 2012-K20,
Class X2A (IO)
0.20%	05/25/45	[3]	3,667,665	10,473

8 / June 2020

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Ginnie Mae, Series 2009-111, Class IO (IO)
0.22%	09/16/51	[4]	$1,046,155	$53,313
Ginnie Mae, Series 2011-119, Class IO (IO)
0.33%	08/16/51	[4]	2,129,268	16,006
Ginnie Mae, Series 2011-78, Class IX (IO)
0.09%	08/16/46	[4]	1,144,370	12,056
Ginnie Mae, Series 2012-135, Class IO (IO)
0.61%	01/16/53	[4]	502,582	15,272
Ginnie Mae, Series 2013-33, Class IO (IO)
0.73%	04/16/54	[4]	722,433	17,012

				699,501

U.S. Agency Mortgage-Backed — 4.52%
Fannie Mae Pool 462209
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.18%)
3.62%	04/01/36	[2]	58,948	60,166
Fannie Mae Pool AN6241
3.46%	09/01/37		80,000	94,284
Fannie Mae REMICS, Series 2005-56,
Class SP
(-6.50 X LIBOR USD 1-Month plus 42.30%, 6.00% Cap)
6.00%	08/25/33	[2]	11,133	11,976
Fannie Mae REMICS, Series 2011-116,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
5.82%	11/25/41	[2]	283,296	48,065
Fannie Mae REMICS, Series 2012-139,
Class AI (IO)
3.00%	12/25/27		427,059	29,720
Freddie Mac Strips, Series 240,
Class IO (IO)
5.50%	07/15/36		450,636	89,861
Ginnie Mae, Series 2003-11, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
6.35%	02/16/33	[2]	911,766	78,040
Ginnie Mae, Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.41%	10/20/33	[2]	508,501	108,351
Ginnie Mae, Series 2012-73, Class NK
3.00%	08/20/40		6,455	6,486
Ginnie Mae, Series 2018-124, Class NW
3.50%	09/20/48		70,038	75,548
Ginnie Mae, Series 2018-154, Class BP
3.50%	11/20/48		27,180	28,115

				630,612

Total Mortgage-Backed
(Cost $4,924,930)				4,562,872

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS — 0.75%*
California — 0.35%
Regents of the University of California
Medical Center Pooled Revenue, Taxable
Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26%	05/15/60	$30,000	$31,314
San Francisco City & County Airport
Comm-San Francisco International Airport,
Airport and Marina Improvements, Series A
5.00%	05/01/49	15,000	17,982

			49,296

Massachusetts — 0.08%
Commonwealth of Massachusetts,
Public Improvements, Series C
3.00%	03/01/48	10,000	10,629

New York — 0.32%
Metropolitan Transportation Authority, Green
Taxable Bonds, Transit Improvements,
Series C2
5.18%	11/15/49	15,000	17,553
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds, Public
Improvements, Series B-1
4.00%	08/01/38	10,000	11,306
New York City Water & Sewer System
Revenue Bonds, Water Utility Improvements
3.00%	06/15/50	10,000	10,455
New York State Dormitory Authority,
Revenue Bonds, Health, Hospital and
Nursing Home Improvements, Series A
4.00%	07/01/50	5,000	5,595

			44,909

Total Municipal Bonds
(Cost $96,846)			104,834

Total Bonds – 62.68%
(Cost $9,013,470)			8,739,253

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 36.06%
Commercial Paper — 0.14%
Ford Motor Credit Co. LLC
3.20%[9]	10/08/20	20,000	19,835

Money Market Funds — 11.71%
Dreyfus Government Cash Management
Fund
8.42%[10]		637,000	637,000
Fidelity Investments Money Market Funds -
Government Portfolio
5.23%[10]		20,484	20,484

June 2020 / 9

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
JPMorgan U.S. Government
Money Market Fund
7.20%[10]		599,000	$599,000
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
5.22%[10]		377,000	377,000

			1,633,484

U.S. Treasury Bills — 24.21%
U.S. Cash Management Bills
0.16%[9]	11/03/20	$300,000	299,828
0.17%[9]	11/10/20	200,000	199,879
U.S. Cash Management Bills (WI)
0.15%[9]	10/27/20	800,000	799,659
U.S. Treasury Bills
0.14%[9]	11/12/20	200,000	199,885
0.16%[9]	11/05/20	250,000	249,868
0.16%[9]	11/27/20	400,000	399,735
0.17%[9]	12/03/20	1,000,000	999,376
0.18%[9]	12/10/20	200,000	199,863
0.27%[9,11]	09/10/20	27,000	26,993

			3,375,086

Total Short-Term Investments
(Cost $5,028,241)			5,028,405

Total Investments – 98.74%
(Cost $14,041,711)			13,767,658

Cash and Other Assets, Less
Liabilities – 1.26%			175,544

Net Assets – 100.00%			$13,943,202

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2020.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Non-income producing security.

[6]	Security is currently in default with regard to scheduled interest or principal payments.

[7]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[8]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $406,481, which is 2.92% of total net assets.

[9]	Represents annualized yield at date of purchase.

[10]	Represents the current yield as of June 30, 2020.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $26,993.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate (MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When Issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	1	09/30/20	$125,742	$271	$271
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	2	09/21/20	(314,969)	(1,285)	(1,285)
U.S. Treasury Ultra Bond	1	09/21/20	(218,156)	858	858

			(533,125)	(427)	(427)

TOTAL FUTURES CONTRACTS			$(407,383)	$(156)	$(156)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

10 / June 2020

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

June 2020 / 11

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

FLEXIBLE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:

Commercial Paper	$—	$19,835	$—	$19,835

Money Market Funds	1,633,484	—	—	1,633,484

U.S. Treasury Bills	3,375,086	—	—	3,375,086

Long-Term Investments:

Asset-Backed Securities	—	846,480	—	846,480

Corporates	—	3,225,067	—	3,225,067

Mortgage-Backed	—	4,156,391	406,481	4,562,872

Municipal Bonds	—	104,834	—	104,834

Other Financial Instruments *

Assets:

Interest rate contracts	1,129	—	—	1,129

Liabilities:

Interest rate contracts	(1,285)	—	—	(1,285)

Total	$5,008,414	$8,352,607	$406,481	$13,767,502

*Other financial instruments include futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

12 /  June 2020

Flexible Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

FLEXIBLE INCOME FUND	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2020	$357,614
Accrued discounts/premiums	(6,391)
Realized gain/(loss)	—
Change in unrealized appreciation*	13,107
Purchases	42,151
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of
June 30, 2020	$406,481

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $9,840 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2020.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

FLEXIBLE INCOME FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities- Commercial Mortgage-Backed	$20,895	Third-party Vendor	Vendor Prices	$2.80	$2.80

Mortgage-Backed Securities-Non- Agency	$385,586	Third-party Vendor	Vendor Prices	6.37 - 36.57	16.59

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

June 2020 / 13